Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Sep. 30, 2020
Equipment for rental business [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property and equipment , Estimated Useful Life	2 years 6 months
Equipment for rental business [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property and equipment , Estimated Useful Life	5 years
Production line for e-bicycles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property and equipment , Estimated Useful Life	5 years
Production line for e-bicycles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property and equipment , Estimated Useful Life	10 years
Furniture, fixtures and office equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property and equipment , Estimated Useful Life	3 years
Furniture, fixtures and office equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property and equipment , Estimated Useful Life	5 years
Vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property and equipment , Estimated Useful Life	4 years
Vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Property and equipment , Estimated Useful Life	10 years